TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
May 31, 2020
Disclosure Of Detailed Information About Trade And Others Payable [Abstract]
Schedule of trade and other payables
	May 31	May 31
	2020	2019
Trade payables and accrued liabilities	$1,300,582	$1,126,982
Payable on NuevaUnión acquisition (Note 4)	335,045	—
Lease liability	3,881	—
Taxes payable	209,818	483,480
	$1,849,326	$1,610,462